Pension and Postretirement Benefit Plans - Special termination benefits (Details) $ in Millions	1 Months Ended	3 Months Ended				12 Months Ended
	May 31, 2019 party plaintiff	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Benefit Plan Information
Settlements, curtailments, special termination benefits and other				$ 32
Unfunded Plans
Benefit Plan Information
Maximum amount of certain nonqualified unfunded pension and postretirement benefit plans obligations not included in benefit obligation reconciliation						$ 40	$ 40
International | Funded | United Kingdom Pension Plan | Total Accumulated Other Comprehensive Income (Loss)
Benefit Plan Information
Defined benefit pension plan adjustment		$ 80
International | Funded | Other Assets | United Kingdom Pension Plan
Benefit Plan Information
Defined benefit pension plan adjustment			$ 80
Qualified and Non-Pension Benefits | United States | Funded
Benefit Plan Information
Special termination benefits - number of additional years of pension service | party	1
Special termination benefits - number of additional years of age for certain benefit calculations | party	1
Special termination benefits - number of participants | plaintiff	800
Special termination benefits charge					$ 35
Settlements, curtailments, special termination benefits and other				$ 32		0	0
Qualified and Non-Pension Benefits | International | Funded
Benefit Plan Information
Settlements, curtailments, special termination benefits and other						(45)	(57)
Postretirement Benefits | Funded
Benefit Plan Information
Settlements, curtailments, special termination benefits and other						$ (6)	$ (5)